Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2021 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,826	5,359	—	7,185
Purchased power	—	3,579	—	3,579
Operation, maintenance and administration	414	664	3	1,081
Depreciation, amortization and asset removal costs	485	428	—	913
Income (loss) before financing charges and income tax expense	927	688	(3)	1,612

Capital investments	1,320	784	—	2,104

Year ended December 31, 2020 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,743	5,507	—	7,250
Purchased power	—	3,854	—	3,854
Operation, maintenance and administration	406	623	5	1,034
Depreciation, amortization and asset removal costs	459	417	—	876
Income (loss) before financing charges and income tax expense	878	613	(5)	1,486

Capital investments	1,157	712	—	1,869
Total Assets by Segment:

As at December 31 (millions of dollars)	2021	2020
Transmission	18,109	17,620
Distribution	11,475	11,294
Other	637	1,219
Total assets	30,221	30,133
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2021	2020
Transmission	157	157
Distribution (Note 4)	216	216
Total goodwill	373	373